Income Taxes - Schedule of Components of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(34.00%)	34.00%
State and local taxes net of federal benefit	(2.98%)	3.63%
Amortization of debt discount	0.00%	13.95%
Debt conversion inducement	0.00%	40.76%
Net operating loss tax adjustment	0.00%	(9.65%)
Other permanent differences	0.29%	3.00%
Alternative minimum tax	0.00%	6.97%
Change in valuation allowance	42.55%	(282.42%)
Income tax provision (benefit)	5.86%	(189.76%)